CASH AND CASH EQUIVALENTS (Tables)	6 Months Ended
Jun. 30, 2020
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
Cash and cash equivalents consisted of the following items:

	June 30, 2020	December 31, 2019

Cash at banks and on hand	658	932
Short-term deposits with original maturity of less than three months	508	318
Cash and cash equivalents	1,166	1,250

Less overdrafts	(3)	(46)

Cash and cash equivalents, net of overdrafts (as presented in the consolidated statement of cash flows)	1,163	1,204